12. Derivative Liabilities: Schedule of Changes to Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Changes to Derivative Liabilities
$
Balance, June 30, 2020	-
Fair value of derivative liability on date of issuance	442,589
Fair value changes of derivative liability – conversion feature	(32,676)
Balance, June 30, 2021	409,913
Fair value changes of derivative liability – conversion feature	(153,155)
Fair value allocated on conversion of Debentures	(256,758)
Fair value of derivative liability – Finders’ Warrants	1,237,681
Fair value changes of derivative liability – Finders’ Warrants	(950,684)
Balance, June 30, 2022	286,997
Fair value of derivative liabilities on date of issuance	1,388,790
Fair value changes of derivative liability – Finders’ Warrants	92,028
Fair value changes of derivative liability – Incentive Warrants	(7,952)
Fair value changes of derivative liability – Settlement Warrants	162,383
Balance, June 30, 2023	1,922,246